ALLOWANCE FOR LOAN AND LEASE LOSSES - Changes in the Allowance for Loan and Lease Losses for the Previous Three Years (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Balance at beginning of year	$ 42,820	$ 43,829	$ 47,777
Provision for loan and lease losses	7,926	3,369	8,714
Loans charged off	(11,660)	(7,877)	(17,283)
Recoveries	4,063	3,499	4,621
Balance at end of year	43,149	42,820	43,829
Balance at beginning of year, covered	10,038	18,901	45,190
Provision for loan and lease losses - covered	1,715	(1,841)	195
Loans charged-off	8,896	18,096	39,224
Recoveries	7,392	11,074	12,740
Balance at end of year, covered	10,249	10,038	18,901
Balance at beginning of year, Covered and Noncovered	52,858	62,730	92,967
Provision for Loan and Lease Losses, Covered and Uncovered	9,641	1,528	8,909
Loans charged-off, Covered and Noncovered	20,556	25,973	56,507
Recoveries, Covered and Noncovered	11,455	14,573	17,361
Balance at end of year, Covered and Noncovered	$ 53,398	$ 52,858	$ 62,730